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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
STRATEGIC INCOME
FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995


January 31, 1996

DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Strategic Income Fund, containing your portfolio managerOs commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

Sincerely,


          /s/PETER S. VOSS    /s/HENRY L.P. SCHMELZER
          Peter S. Voss       Henry L.P. Schmelzer
          Chairman            President

NEW ENGLAND STRATEGIC INCOME FUND

INVESTMENT RESULTS THROUGH
DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

NOTE TO SHAREHOLDERS
Morningstar, an independent mutual fund rating service, named your FundOs manager, Daniel J. Fuss, OBond Fund Manager of the YearO for 1995, in recognition of his past record of accomplishment in fund management at Loomis, Sayles.

NEW ENGLAND STRATEGIC INCOME FUND

A $10,000 INVESTMENT COMPARED TO LEHMAN AGGREGATE BOND INDEX(4)
CLASS A SHARES, INCEPTION 5/1/95
 [A Chart in the form of a line graph apears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Aggregate Bond Index(4).]

New England Strategic Income Fund - Net Asset Value(1)
Date                              Amount
-----                             ------
Dec-95                           $11,027
Nov-95                           $10,645
Oct-95                           $10,352
Sep-95                           $10,408
Aug-95                           $10,190
Jul-95                           $10,094
Jun-95                           $10,015
May-95                           $10,012
1-May-95                         $10,000

New England Strategic Income Fund - With Maximum Sales Charge(2)
Date                              Amount
-----                             ------
Dec-95                           $10,531
Nov-95                           $10,166
Oct-95                           $E9,886
Sep-95                           $E9,940
Aug-95                           $E9,731
Jul-95                           $E9,640
Jun-95                           $E9,564
May-95                           $E9,561
1-May-95                         $E9,550


Lehman Aggregate Bond Index(4)
Date                              Amount
-----                             ------
Dec-95                           $11,123
Nov-95                           $10,969
Oct-95                           $10,807
Sep-95                           $10,669
Aug-95                           $10,566
Jul-95                           $10,440
Jun-95                           $10,463
May-95                           $10,387
1-May-95                         $10,000

CLASS B SHARES, INCEPTION 5/1/95
[A Chart in the form of a line graph apears here, illustrating the growth of a $10,000 investment in Class B Shares compared to Lehman Aggregate Bond Index(4).]

New England Strategic Income Fund - Net Asset Value(1)
Date                              Amount
-----                             ------
Dec-95                           $10,973
Nov-95                           $10,599
Oct-95                           $10,314
Sep-95                           $10,376
Aug-95                           $10,165
Jul-95                           $10,076
Jun-95                           $10,003
May-95                           $10,006
1-May-95                         $10,000

New England Strategic Income Fund - With Maximum Sales Charge(2)
Date                              Amount
-----                             ------
Dec-95                           $10,547
Nov-95                           $10,187
Oct-95                           $E9,914
Sep-95                           $10,376
Aug-95                           $10,165
Jul-95                           $10,076
Jun-95                           $10,003
May-95                           $10,006
1-May-95                         $10,000

Lehman Aggregate Bond Index(4)
Date                              Amount
-----                             ------
Dec-95                           $11,123
Nov-95                           $10,969
Oct-95                           $10,807
Sep-95                           $10,669
Aug-95                           $10,566
Jul-95                           $10,440
Jun-95                           $10,463
May-95                           $10,387
1-May-95                         $10,000




CLASS C SHARES, INCEPTION 5/1/95
[A Chart in the form of a line graph apears here, illustrating the growth of a $10,000 investment in Class C Shares compared to Lehman Aggregate Bond Index(4).]

New England Strategic Income Fund - Net Asset Value(1)
Date                              Amount
-----                            -------
Dec-95                           $10,973
Nov-95                           $10,583
Oct-95                           $10,307
Sep-95                           $10,369
Aug-95                           $10,158
Jul-95                           $10,069
Jun-95                           $E9,996
May-95                           $E9,999
1-May-95                         $10,000

Lehman Aggregate Bond Index(4)
Date                              Amount
-----                            -------
Dec-95                           $11,123
Nov-95                           $10,969
Oct-95                           $10,807
Sep-95                           $10,669
Aug-95                           $10,566
Jul-95                           $10,440
Jun-95                           $10,463
May-95                           $10,387
1-May-95                         $10,000

     These illustrations represent past performance and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND STRATEGIC INCOME FUND

TOTAL RETURNS FOR PERIOD ENDED 12/31/95

                              NAV(1)     WITH MSC(2)   WITH CDSC(3)
Class A (Inception 5/1/95)    10.27%     5.30%         n/a
Class B (Inception 5/1/95)    9.73       n/a           5.73%
Class C (Inception 5/1/95)    9.65       n/a           n/a

                              NAV(1)     WITH MSC(2)   WITH CDSC(3)
Lehman Aggregate Index(4)     11.23%     n/a           n/a
Lipper General Bond Average(5)           9.83         n/a        n/a

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge (MSC) performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero 5 years after the purchase of shares.
4 Lehman Aggregate Bond Index is a market-weighted, aggregate index which includes nearly all debt issued by the U.S. Treasury, U.S. Government agencies, U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools.
5 Lipper General Bond Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND STRATEGIC INCOME FUND

[PHOTO]
NEW ENGLAND STRATEGIC INCOME FUND
Portfolio Manager: Daniel J. Fuss
Loomis, Sayles & Co., L.P.

We are pleased to report that your Fund was a solid performer in 1995Os market rally and also enjoyed a very favorable reception in the marketplace, attracting $88 million in assets from its May 1 inception through Dec. 29, 1995. In fact, the Fund was the second best selling new bond fund of 1995 (according to Strategic Insight, an independent industry tracking source).

HOW YOUR FUND PERFORMED
From its May 1, 1995 inception through Dec. 29, 1995, New England Strategic Income Fund posted a total return of 10.27% for Class A shares, 9.73% for Class B shares and 9.65% for Class C shares (at net asset value). As of Dec. 29, 1995 the FundOs distribution rate, representing the annualized amount of your December dividend, stood at 8.48% (Class A shares at NAV) while the FundOs SEC 30-day yield for Class A shares stood at 8.32%.

HOW YOUR FUND IS STRUCTURED
At the end of the year, the Fund consisted primarily of long term bonds, priced at a discount to par value. Longer maturity bonds, although more volatile than shorter-term issues, offer greater capital appreciation potential. Bonds purchased at a discount also offer the opportunity to go up in value. (In the accompanying OPortfolio CompositionO report, you will notice the current market value of many
bonds             is             below            the             face

NEW ENGLAND STRATEGIC INCOME FUND

amount, which may reflect their purchase at a discount.) Discount bonds also offer Ocall protection,O a key consideration to the way we run fixed-income portfolios at Loomis Sayles. Issuers often Ocall awayO bonds before they mature if interest rates have dropped, so that they can issue new bonds at lower rates. The bond holder must surrender the bond with the higher income stream and reinvest the proceeds at lower rates. But discount bonds, which would have to rise substantially in value before reaching their call price, are unlikely to be called in the event rates drop.

WHERE YOUR FUND IS INVESTED
The FundOs current composition is as follows: 52% below investment grade fixed income, 9% dividend paying common stocks and 39% investment grade fixed income securities. The FundOs fixed income portfolio has an average maturity of 18 years and continues to be composed almost entirely of discount bonds. This latter attribute, after 1995Os strong market rally, is obviously harder to maintain.

A number of non-market related characteristics of the FundOs portfolio are noteworthy, specifically credit turnarounds, busted converts and sinking fund bonds (to a limited degree). Credit turnarounds are bonds currently rated below investment grade which we believe may be strong candidates for credit upgrade. OBusted convertsO are convertible bonds whose conversion price (that is the price at which the bonds may be converted to stock) is well below the companyOs current stock price. Sinking

NEW ENGLAND STRATEGIC INCOME FUND

funds are set up to provide money to redeem a portion of a particular bond issue, providing a stabilizing factor in the event of a market decline.

The Fund also has important holdings in Canadian provincial debt and Brady bonds.* Two thirds of the common stock position is in shares of Real Estate Investment Trusts (REITs).

OUTLOOK FOR THE FUTURE
The general characteristics of yield advantage, reasonable credit dynamics, price discount and non-market relatedness may allow the portfolio to produce reasonable results in a fairly wide range of market environments. It is fair to say that this Fund is less sensitive to the general bond market than most funds. As such the Fund will lag in a straight-up price rally, but will probably tend to do better during periods of price decline unless there is a severe negative liquidity type market. The fund is eclectic and opportunistic with no particular style predominating. There is a strong aversion to call risk that cuts across nearly all of the portfolio.

We believe the fund is well structured at the present time. We intend to maintain an emphasis on deep discount, call-protected securities offering significant credit upgrade potential.

* Brady bonds, named for former U.S. Treasury Secretary Nicholas Brady, are foreign government bonds backed by U.S. Treasury securities.

NEW ENGLAND STRATEGIC INCOME FUND

PORTFOLIO QUALITY AS OF DECEMBER 31, 1995
[A graph in the form of a pie chart appears here, illustrating the portfolio quality of New England Strategic Income Fund as of December 31, 1995. The data points of the graph are as follows:]
Aaa       8.5%
Aa        6.6%
A         9.3%
Baa       23.2%
Ba        17.3%
B         19.8%
Caa       14.8%
GovOt.    0.5%
Average Portfolio Quality=Ba1 Average Portfolio Maturity=18 Years
Quality ratings provided by MoodyOs Investor Service.

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 1995
BONDS                                                   PERCENTAGE  OF
ASSETS
     U.S. Corporate                               39.5%
     Foreign/Yankee $                             17.4%
     Canada                                       16.0%
     Foreign/Foreign Currency                     9.7%
     Government/Municipal                              1.0%
STOCKS
     Common                                       9.1%
     Preferred                                    4.5%
NET CASH/EQUIVALENTS                                   2.8%

Portfolio Composition is subject to change

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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
STRATEGIC INCOME
FUND

DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

BONDS AND NOTES--83.6% OF TOTAL NET ASSETS

      FACE
    AMOUNT DESCRIPTION                                       VALUE (A)
----------------------------------------------------------------------
NON-CONVERTIBLE BONDS--70.1%

           AEROSPACE--0.4%
  $425,000 Rohr Industries, Inc., 9.250%, 3/01/17             $391,000
                                                           -----------
           CANADIAN--16.0%
 3,725,000 Canada Government, 8.000%, 6/01/23, (d)           2,861,629
 10,700,000                    Hydro Quebec, Zero Coupon, 8/15/20, (d)     967,453
 3,175,000 Hydro Quebec, 9.625%, 7/15/22, (d)                2,638,950
 1,000,000 Manitoba Province, 7.750%, 12/22/25, (d)            718,494
 3,385,000 Ontario Hydro, 8.900%, 8/18/22, (d)               2,734,439
   750,000 Ontario Province of Canada, Zero Coupon, 7/13/22, (d)65,944
 3,205,000 Province of Saskatchewan, 8.750%, 5/30/25, (d)    2,547,703
 2,375,000 Rogers Cablesystems Limited, 9.650%, 1/15/14, (d) 1,518,309
                                                           -----------
                                                            14,052,921
                                                           -----------
           COMMUNICATION--3.2%
   250,000 CBS Inc., 7.125%, 11/01/23                          215,908
   500,000 Century Communications Corp., Zero Coupon, 3/15/03  265,000
 2,350,000 Nextel Communications Inc., Zero Coupon,
           8/15/04, (c)                                      1,274,875
 1,000,000 Tele-Communications, Inc., 7.875%, 8/01/13        1,028,510
                                                           -----------
                                                             2,784,293
                                                           -----------
           COMPUTERS--2.2%
   250,000 Computervision Corp., 8.000%, 12/01/09              180,000
   950,000 Digital Equipment Corp., 7.750%, 4/01/23            944,727
 1,000,000 Unisys Corp., 9.750%, 9/15/16                       840,000
                                                           -----------
                                                             1,964,727
                                                           -----------
           ELECTRONICS--0.5%
   500,000 Westinghouse Electric Corp., 7.875%, 9/01/23        466,935
                                                           -----------
           Entertainment--0.0%
    50,000 Time Warner, Inc., 9.150%, 2/01/23                   56,702
                                                           -----------
           ENVIRONMENTAL--1.9%
 1,000,000 Envirotest Systems Corp., 9.125%, 3/15/01           817,500
 1,250,000 Envirotest Systems Corp., 9.625%, 4/01/03           825,000
                                                           -----------
                                                             1,642,500
                                                           -----------
           FOOD & BEVERAGES--3.3%
 1,150,000 RJR Nabisco, Inc., 7.625%, 9/15/03                1,127,011
 1,750,000 RJR Nabisco, Inc., 9.250%, 8/15/13                1,804,005

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--CONTINUED
      FACE
    AMOUNT DESCRIPTION                                       VALUE (A)
----------------------------------------------------------------------
--
           FOREIGN ISSUES--16.4%
$ 8,000,000                 Republic of Argentina, 5.000%, 3/31/23 (c)     $ 4,570,000
 1,600,000 Banco Central Costa Rica, 6.250%, 5/21/10           976,000
 1,326,511 Federal Republic of Brazil, 8.000%, 4/15/14         756,111
 6,375,000 Federal Republic of Brazil, 4.250%, 4/15/24 (c)   3,370,781
 1,276,858 Republic of Ecuador, 6.813%, 2/27/15 (l)            426,151
 3,500,000 Republic of Ecuador, 3.000%, 2/28/25 (c)          1,264,375
   800,000 United Mexican States, 6.250%, 12/31/19, (h)        524,000
 2,500,000 Republic of Poland, 3.750%, 10/27/14 (c)          1,621,875
 1,000,000 Transportacion Maritima Mexicana, 9.250%, 5/15/03   895,000
                                                           -----------
                                                            14,404,293
                                                           -----------
           FOREIGN CURRENCY--9.7%
 1,205,000 Republic of Ireland, 6.250%, 10/18/04, (e)        1,780,726
   750,000 Republic of Ireland, 8.250%, 8/18/15, (e)         1,273,777
 8,000,000 Mexican Cetes, Zero Coupon, 7/18/96, (f)            831,564
 3,840,480 Mexican Cetes, Zero Coupon, 10/03/96, (f)           369,882
 3,078,000 Mexican Cetes, Zero Coupon, 11/07/96, (f)           287,023
 5,805,000 New Zealand, 8.000%, 11/15/06, (g)                4,014,864
                                                           -----------
                                                             8,557,836
                                                           -----------
           GOVERNMENT TREASURIES--0.5%
   400,000 United States Treasury Bond, 6.250%, 8/15/23        411,564
                                                           -----------
           HOME BUILDERS--1.2%
   500,000 Hovnanian K Enterprises, Inc., 11.250%, 4/15/02     455,000
   750,000 Hovnanian K Enterprises, Inc., 9.750%, 6/01/05      645,000
                                                           -----------
                                                             1,100,000
                                                           -----------
           METAL--0.2%
   220,000 Midland Ross Corp., 6.000%, 2/15/07                 140,800
                                                           -----------
           MUNICIPAL--0.5%
 3,750,000 Foothill/Eastern Transportation Corridor,
           Zero Coupon, 1/01/30                                435,862
                                                           -----------
           OIL--0.7%
    75,000 Forest Oil Corp., 11.250%, 9/01/03                   71,250
   500,000 Mobile Energy Services Co. LLC, 8.665%, 1/01/17     543,250
                                                           -----------
                                                               614,500
                                                           -----------
           RESTAURANTS--1.3%
 1,000,000 Flagstar Corp., 11.250%, 11/01/04                   712,500
   500,000 Foodmaker Incorporated New, 9.750%, 6/01/02         462,500
                                                           -----------
                                                             1,175,000
                                                           -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--CONTINUED

      FACE
    AMOUNT DESCRIPTION                                       VALUE (A)
----------------------------------------------------------------------
--
           RETAIL--2.8%
$ 1,250,000                        Bradlees, Inc., 9.250%, 3/01/03 (i)     $293,750
   750,000 K Mart Corp., 7.950%, 2/01/23                       525,142
 1,250,000 K Mart Corp. Pass Through Trust, 9.350%,
           1/02/20 868,750
 1,000,000 Service Merchandise, 9.000%, 12/15/04.              812,500
                                                           -----------
                                                             2,500,142
                                                           -----------
           RETAIL GROCERY--1.8%
 2,000,000 Penn Traffic Co., 9.625%, 4/15/05                 1,560,000
                                                           -----------
           STEEL--2.7%
   250,000 Geneva Steel Co., 11.125%, 3/15/01                  207,500
 2,750,000 Geneva Steel Co., 9.500%, 1/15/04                 2,145,000
                                                           -----------
                                                             2,352,500
                                                           -----------
           TRANSPORTATION--1.8%
   300,000 Delta Air Lines, Inc., 9.250%, 3/15/22              354,375
    65,000 United Air Lines, Inc. Pass Through,
           9.560%, 10/19/18                                     75,680
 1,000,000 United Air Lines, Inc., 9.125%, 1/15/12           1,117,500
                                                           -----------
                                                             1,547,555
                                                           -----------
           UTILITIES--3.0%
   487,000 Beaver Valley II FDG Corp., 8.250%, 6/01/03         431,161
 1,750,000 Beaver Valley II FDG Corp., 9.000%, 6/01/17       1,476,090
   250,000 Ohio Edison, 8.890%, 6/01/17                        256,713
   500,000 Niagara Mohawk, 7.875%, 4/01/24                     463,620
                                                           -----------
                                                             2,627,584
                                                           -----------
           Total Non-Convertible Bonds
           (Identified Cost $59,473,811)                    61,717,730
                                                           -----------
           CONVERTIBLE BONDS--13.5%
           AEROSPACE--0.6%
   665,000 Rohr Industries, Inc., 7.000%, 10/01/12             565,250
                                                           -----------
           AUTO PARTS--0.4%
   400,000 Mascotech, Inc., 4.500%, 12/15/03                   311,000
                                                           -----------
           COMPUTERS--2.5%
 2,300,000 Ast Research, Inc., Zero Coupon, 12/14/13           782,000
   100,000 Data General Corp., 7.750%, 6/01/01                  97,500
   618,000 Maxtor Corp., 5.750%, 3/01/12                       478,950
   693,000 Micropolis, 6.000%, 3/15/12                         332,640
   600,000 Unisys Corp., 8.250%, 8/01/00                       534,000
                                                           -----------
                                                             2,225,090
                                                           -----------
           ELECTRONICS--1.2%
   300,000 Edo Corp., 7.000%, 12/15/11                         210,000
   500,000 National Semiconductor Corporation,
           6.500%, 10/01/02 144A (j)                           469,790
   500,000 Zenith Electric Convertible Sub. Deb.,
           6.250%, 4/01/11                                     355,000
                                                           -----------
                                                             1,034,790
                                                           -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--CONTINUED

      FACE
    AMOUNT DESCRIPTION                                       VALUE (A)
----------------------------------------------------------------------
--
           ENTERTAINMENT--1.2%
$ 2,050,000                Discovery Zone, Inc., Zero Coupon, 10/14/13      $533,000
 1,400,000 Time Warner, Inc., Zero Coupon, 12/17/12            491,750
                                                           -----------
                                                             1,024,750
                                                           -----------
           ENVIRONMENTAL--0.7%
   760,000 Air & Water Technologies Corp., 8.000%, 5/15/15     649,800
                                                           -----------
           FOREIGN ISSUES--1.0%
   400,000 Empresas ICA, 5.000%, 3/15/04                       208,000
   250,000 Telekom Malaysia Berhad, 4.000%, 10/03/04 (j)       241,250
   500,000 Tubos De Acero Mexico, 7.500%, 6/12/97              452,500
                                                           -----------
                                                               901,750
                                                           -----------
           HEALTH CARE--3.3%
 1,850,000 Centocor, Inc., 7.250%, 2/01/01                   2,164,500
   425,000 Centocor, Inc., 6.750%, 10/16/01                    382,500
   100,000 Chiron Corp., 1.900%, 11/17/00                      101,250
   325,000 Glycomed, Inc., 7.500%, 1/01/03                     253,500
                                                           -----------
                                                             2,901,750
                                                           -----------
           MANUFACTURING--0.1%
    75,000 Fuqua Industries, 6.500%, 8/04/02                    62,250
                                                           -----------
           OIL--1.2%
   345,000 Oryx Energy Co., 7.500%, 5/15/14                    307,050
   750,000 Pennzoil Co., 4.750%, 10/01/03                      759,375
                                                           -----------
                                                             1,066,425
                                                           -----------
           REAL ESTATE--0.1%
   125,000 Rockefeller Properties, Zero Coupon, 12/31/00        70,625
                                                           -----------
           RESTAURANTS--0.3%
   250,000 Flagstar Corp., 10.000%, 11/01/14                   140,000
   100,000 TPI Enterprises, Inc., 8.250%, 7/15/02               92,000
                                                           -----------
                                                               232,000
                                                           -----------
           RETAIL--0.3%
   250,000 Bell Sports Corp., 4.250%, 11/15/00                 173,437
   100,000 Eagle Hardware & Garden, Inc., 6.250%,
           3/15/01                                              72,250
                                                           -----------
                                                               245,687
                                                           -----------
           TEXTILE--0.2%
   250,000 Dixie Yarns, Inc., 7.000%, 5/15/12                  188,750
                                                           -----------
           TRUCKING & FREIGHT FORWARDING--0.4%
   500,000 Preston Corp., 7.000%, 5/01/11                      350,000
                                                           -----------
           Total Convertible Bonds
           (Identified Cost $11,044,620)                    11,829,917
                                                           -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

PREFERRED STOCK--4.5%
    SHARES DESCRIPTION                                       VALUE (A)
----------------------------------------------------------------------
--
           COMPUTERS--0.3%
    10,000 Unisys Corp. Series A.                             $268,750
                                                           -----------
           HOME BUILDERS--1.8%
   105,200 Kaufman & Broad Home Corp                         1,564,850
                                                           -----------
           REAL ESTATE--0.6%
    10,000 Rouse Co. Series A                                  516,250
                                                           -----------

           STEEL--1.0%
    21,000 Bethlehem Steel Corp. (j)                           929,250
                                                           -----------
           OIL--0.0%
       500 Kaneb Services, Inc. Class A                          4,313
                                                           -----------
           UTILITIES--0.8%
        30 Cleveland Electric Illuminating Co                   28,012
       250 Cleveland Electric Illuminating Co                  220,625
     4,686 Long Island Lighting Co. Series UU                   94,891
       150 New York State Electric & Gas Corp                    8,438
       150 Niagara Mohawk Power Corp                             5,419
    10,900 Niagara Mohawk Power Corp. Series B                 204,375
     5,000 Niagara Mohawk Power Corp. Series C                  94,375
       672 Texas Utilities Electric Co                          39,648
                                                           -----------
                                                               695,783
                                                           -----------
           Total Preferred Stock
           (Identified Cost $3,983,219)                      3,979,196
                                                           -----------

           COMMON STOCK--9.1%

    SHARES DESCRIPTION                                       VALUE (A)
----------------------------------------------------------------------
--
           CONSTRUCTION--0.4%
    15,000 McDermott International, Inc                       $330,000
                                                           -----------

           FOREIGN ISSUES--0.2%
    25,000 Transportacion Maritima Mexicana, ADR (k)           209,375
                                                           -----------
           OIL--1.3%
    10,000 Atlantic Richfield Co.                            1,107,500
                                                           -----------
           REAL ESTATE--6.2%
    75,800 Developers Diversified Realty                     2,274,000
    32,000 Meditrust                                         1,116,000
    85,000 Simon Property Group, Inc                         2,071,875
                                                           -----------
                                                             5,461,875
                                                           -----------
           TELECOMMUNICATION--1.0%
    27,000 Pacific Telesis Group.                              907,875
                                                           -----------
           Total Common Stock
           (Identified Cost $7,466,459)                      8,016,625
                                                           -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

SHORT-TERM INVESTMENT--1.2%

    SHARES DESCRIPTION                                       VALUE (A)
----------------------------------------------------------------------
--
$ 1,075,000             Repurchase Agreement with State Street Bank &
           Trust Company dated 12/29/95 at 5.000% to be
           repurchased at $1,075,589 on
           1/02/96, collateralized by $940,000 U.S.
           Treasury Note 8.750% due 8/15/00, with a value
           of $1,099,172                                   $ 1,075,000
                                                           -----------

           Total Short Term Investment
           (Identified Cost $1,075,000)                      1,075,000
                                                           -----------
           Total Investments--98.4%
           (Identified Cost $83,043,109)                    86,618,468
           Cash, receivables and other assets                2,595,628
           Liabilities                                     (1,256,763)
                                                           -----------
           Total Net Assets--100%                          $87,957,333
                                                           ===========

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost for federal income tax purposes of $83,043,109 was as follows:
    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost                                         $ 5,286,979
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax cost
    over value                                            (1,711,620)
                                                           -----------
    Net unrealized appreciation                            $ 3,575,359
                                                            ==========
(c) Step Bond; Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.
(d) Denominated in Canadian dollars.
(e) Denominated in Irish pounds.
(f) Denominated in Mexican pesos.
(g) Denominated in New Zealand dollars.
(h) Issued with Mexico value recovery rights, face amount $800,000, 6 1/4% with $0 value.
(I) Non-income producing security.
(j) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(l) Variable or floating rate security. Rate disclosed is as of December 31, 1995.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                       $86,618,468
Cash                                                               280
Receivable for:
Fund shares sold                                               923,854
Dividends and interest                                       1,604,542
Deferred organization expense                                   56,952
Prepaid registration expense                                    10,000
                                                           -----------
                                                            89,214,096
LIABILITIES
Payable for:
Securities purchased                             $899,603
Fund shares redeemed                              142,203
Dividends declared                                148,910
Accrued expenses:
Deferred trustees' fees                             1,693
Accounting and administrative                       3,826
Other expenses                                     60,528
                                                 --------
                                                             1,256,763
                                                           -----------
NET ASSETS                                                 $87,957,333
                                                           ===========
Net Assets consist of:
Capital paid in                                            $84,147,682
Undistributed net investment income                             28,653
Accumulated net realized gains                                 207,393
Unrealized appreciation on investments and foreign
currency transactions                                        3,573,605
                                                           -----------
NET ASSETS                                                 $87,957,333
                                                           ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($36,938,609 divided by 2,843,085 shares of beneficial
interest)                                                       $12.99
                                                               =======
Offering price per share (100/95.50 of $12.99)                 $13.60*
                                                               =======
Net asset value and offering price of Class B shares
($38,767,146 divided by 2,983,861 shares of beneficial
interest)                                                     $12.99**
                                                              ========
Net asset value and offering price of Class C shares
($12,251,578 divided by 943,010 shares of beneficial
interest)                                                       $12.99
                                                                ======
Identified cost of investments                             $83,043,109
                                                           ===========

* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
For the period May 1* through December 31,1995

INVESTMENT INCOME
Dividends                                                     $433,641
Interest                                                     3,140,410
                                                            ----------
                                                             3,574,051
Expenses
Management fees                                  $241,019
Service fees--Class A                              39,089
Service and distribution fees--Class B            155,888
Service and distribution fees--Class C             58,548
Trustees' fees and expenses                        .8,356
Accounting and administrative                      35,874
Custodian                                          75,796
Transfer agent                                     61,997
Audit and tax services                             25,200
Legal                                              10,177
Printing                                           10,465
Registration                                        9,911
Amortization of organization expenses              10,968
Miscellaneous                                       3,244
                                               ----------
Total expenses                                    746,532
Less expenses waived by the investment adviser  (241,019)      505,513
                                               ----------   ----------
Net investment income                                        3,068,538
REALIZED and UNREALIZED GAIN (LOSS) on INVESTMENTS, FORWARD
CURRENCY CONTRACTS and FOREIGN CURRENCY TRANSACTIONS
Realized gain on:
Investments--net                                               232,870
Foreign currency transactions--net                             (5,310)
                                                            ----------
Total realized gain on investment and foreign currency
transactions                                                   227,560
                                                            ----------
Unrealized appreciation (depreciation) on:
Investments--net                                             3,575,359
Foreign currency transactions--net                             (1,754)
                                                            ----------
Total unrealized appreciation on investments and foreign
currency transactions                                        3,573,605
                                                            ----------
Net gain on investment transactions                          3,801,165
----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $6,869,703
                                                            ==========

* Commencement of operations.

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE
                                                                PERIOD
                                                               MAY 1,*
                                                               THROUGH
                                                          DECEMBER 31,
                                                                  1995
                                                           -----------
FROM OPERATIONS
Net investment income                                      $ 3,068,538
Net realized gain on investment transactions.                  227,560
Unrealized appreciation on investments, and foreign
currency transactions                                        3,573,605
                                                           -----------
Increase in net assets from operations                       6,869,703
                                                           -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A                                                    (1,369,404)
Class B                                                    (1,236,649)
Class C                                                      (462,485)
In excess of net investment income
Class A                                                       (22,615)
Class B                                                       (20,422)
Class C                                                        (7,638)
                                                           -----------
                                                           (3,119,213)
                                                           -----------
Increase in net assets derived from capital
share transactions                                          84,206,843
                                                           -----------
Total increase in net assets.                               87,957,333
NET ASSETS
Beginning of the period                                              0
                                                           -----------
End of the period                                          $87,957,333
                                                            ==========
UNDISTRIBUTED NET INVESTMENT INCOME
Beginning of the period                                            $ 0
                                                            ==========
End of the period                                              $28,653
                                                            ==========

* Commencement of operations.

FINANCIAL HIGHLIGHTS

                                 CLASS A        CLASS B        CLASS C
                           ------------   ------------    ------------
                               MAY 1,(A)      MAY 1,(A)      MAY 1,(A)
                                 THROUGH        THROUGH        THROUGH
                           DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                    1995           1995           1995
                            ------------   ------------   ------------
Net Asset Value,
Beginning of Period               $12.50         $12.50         $12.50
                                 -------       --------       --------
Income From Investment Operations
Net Investment Income               0.74           0.68           0.67
Net Realized and Unrealized
Gain (Loss) on
Investments                         0.49           0.49           0.49
                                 -------       --------       --------
Total From Investment Operations    1.23           1.17           1.16
                                 -------       --------       --------
Less Distributions
Distributions From Net Investment
Income                            (0.73)         (0.67)         (0.66)
Distributions In Excess
of Net Investment
Income                            (0.01)         (0.01)         (0.01)
                                 -------       --------       --------
Total Distributions               (0.74)         (0.68)         (0.67)
                                 -------       --------       --------
Net Asset Value, End of Period    $12.99         $12.99         $12.99
                                 =======       ========       ========
Total Return (%)                 10.3(c)         9.7(c)         9.7(c)
Ratio of Operating Expenses to
Average Net Assets (%) (d)       0.93(b)        1.68(b)        1.68(b)
Ratio of Net Investment Income to
Average Net Assets (%)           8.75(b)        8.00(b)        8.00(b)
Portfolio Turnover Rate (%)        22(b)          22(b)          22(b)
Net Assets, End of Period (000)  $36,939        $38,767        $12,252

(a)  Commencement of operations
(b)  Computed on an annualized basis.
(c)  Not computed on an annualized basis.
(d)  The ratio of operating expenses
     to average net assets without giving
     effect to the voluntary expense
     limitations described in Note 4
     to the Financial Statements
     would have been (%)         1.58(b)        2.33(b)        2.33(b)

NOTES TO FINANCIAL STATEMENTS
 December 31, 1995

1.The Fund is a series of The New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class A, Class B and Class C shares on May 1, 1995. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION.The Fund's investment subadviser, Loomis Sayles & Company, L.P. ("Loomis Sayles") under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Loomis Sayles and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Loomis Sayles under the supervision of the Fund's trustees.

December 31, 1995

B. FOREIGN CURRENCY TRANSLATION.The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the
respective  dates  of  such  transactions.    Since  the   values   of
investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT Income.Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES.The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations  which  may  differ  from  generally  accepted  accounting principals. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

December 31, 1995

F. REPURCHASE AGREEMENTS.The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE.Costs incurred in 1995 in connection with the Fund's organization and initial registration amounting to $67,920 were paid by the Fund and are being amortized over 60 months beginning May 1, 1995.

2.PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the period ended December 31, 1995 were as follows:

                     PURCHASES               SALES
                   -----------           ---------
                   $94,037,840         $12,884,097

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.The Fund pays management fees payable to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.65% of the first $200 million Fund's average daily net assets and 0.60% of such assets in excess of $200 million. NEFM pays the Fund's investment subadviser, Loomis Sayles at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million. Certain officers and directors of the NEFM and Loomis Sayles are also officers or trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a majority owned subsidiary of New England Mutual Life Insurance Company. Fees earned by NEFM and Loomis Sayles under the management agreement in effect during the period ended December 31, 1995 are as follows:

FEES EARNED
 $111,240(a)   New England Fund's Management, L.P.
 $129,779(a)   Loomis, Sayles & Company, L.P.

(a)  Before  reduction pursuant to voluntary expense limitations.  See
Note 4.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE.New England Funds, L.P. ("New England Funds"), the Fund's distributor, performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation

December 31, 1995

material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended December 31, 1995, these expenses amounted to $35,874 and are shown separately in the financial statements as accounting and administrative services.

C. TRANSFER AGENT FEES.New England Funds is the transfer and shareholder servicing agent to the Fund. For the period ended December 31, 1995, the Fund paid New England Funds $33,413 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES.Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the period ended December 31, 1995, the Fund paid New England Funds $39,089 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the period ended December 31, 1995, the Fund paid New England Funds $38,972 and $14,637 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in

December 31, 1995

connection with the marketing or sale of Class B and Class C shares. For the period ended December 31, 1995, the Fund paid New England Funds $116,916 and $43,911 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the period ended December 31, 1995 amounted to $866,505.

E. TRUSTEES FEES AND EXPENSES.The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                       $800
          Meeting Fee                           $125/meeting
          Committee Meeting Fee                 $75/meeting
          Committee Chairman Annual Retainer    $125

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4.EXPENSE LIMITATIONS.Under an expense deferral arrangement which NEFM and Loomis Sayles may terminate at any time, NEFM and Loomis Sayles have agreed to waive advisory and subadvisory fees until further notice, subject to the obligation of the Fund to pay NEFM such fees to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares and 2.15% for Class B shares and Class C shares; provided however in any period, that the Fund is not obligated to pay any fees waived by NEFM and Loomis Sayles more than two years after the end of the fiscal year in which such fee was waived. As a result of the Fund's annualized expenses exceeding the foregoing expense limitation during the period ended December 31, 1995, NEFM and Loomis Sayles waived fees as detailed below:

                                                                1995
                                            1995       FEES DEFERRED
                                             FEES           (EXPIRES
                                           WAIVED DECEMBER 31, 1997)
                                         -------  ------------------
NEFM                                      $80,505           $ 30,735
Loomis Sayles                             $93,921           $ 35,858

December 31, 1995

5.CAPITAL SHARES.At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into three classes:
Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                                FOR THE PERIOD MAY 1,*
                                                               THROUGH
                                                     DECEMBER 31, 1995
                                          ----------------------------
CLASS A                                     SHARES              AMOUNT
--------                                 ---------         -----------
Shares sold                              2,999,705         $37,336,091
Shares issued in connection
with the reinvestment of:
Dividends from net
investment income                            83,928          1,050,952
                                         ---------         -----------
                                          3,083,633         38,387,043
Shares repurchased.                      (240,548)         (3,031,993)
                                         ---------         -----------
Net increase                              2,843,085         35,355,050
                                         ---------         -----------

                                                FOR THE PERIOD MAY 1,*
                                                               THROUGH
                                                     DECEMBER 31, 1995
                                            --------------------------
 CLASS B                                    SHARES              AMOUNT
---------                                ---------         -----------
Shares sold                              3,069,532         $38,206,120
Shares issued in connection
with the reinvestment of:
Dividends from net
investment income                           58,814             736,795
                                         ---------         -----------
                                          3,128,346         38,942,915
Shares repurchased.                      (144,485)         (1,810,786)
                                         ---------         -----------
Net increase                              2,983,861         37,132,129
                                         ---------         -----------

                                                FOR THE PERIOD MAY 1,*
                                                               THROUGH
                                                     DECEMBER 31, 1995
                                             -------------------------
CLASS C                                     SHARES              AMOUNT
---------                                ---------         -----------
Shares sold                               1,178,513        $14,661,683
Shares issued in connection
with the reinvestment of:
Dividends from net investment
income                                      23,720             296,747
                                          ---------        -----------
                                          1,202,233         14,958,430
Shares repurchased.                      (259,223)         (3,238,766)
                                         ---------         -----------
Net increase                                943,010         11,719,664
                                         ---------         -----------
Increase derived from capital
shares transactions                      6,769,956         $84,206,843
                                          =========        ===========

*Commencement of operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of NEW ENGLAND STRATEGIC
INCOME FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Strategic Income Fund ("the Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1996

SHAREHOLDER MEETING

At a special shareholders' meeting held on December 28, 1995, shareholders of the New England Strategic Income Fund voted for the following proposals:

                                   VOTED      VOTED    ABSTAINED    BROKER           TOTAL
                                     FOR     AGAINST       VOTES NON-VOTES           VOTES
 -------------------------------------------------------------------------------
-----------
1. To approve new investment
advisory arrangements to
be effective upon the
merger of New England
Mutual Life Insurance
Company into Metropolitan
Life Insurance Company,
such arrangements to be
substantially identical
to the investment
advisory arrangements in
effect for the Fund
immediately prior to such
merger.                    3,380,175.887  80,871.132  81,859.534             3,542,906.553
                           =============  ==========  ==========

SAVING FOR RETIREMENT

AN EARLY START CAN MAKE A BIG DIFFERENCE

With todayOs lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way youOve dreamed of will require considerable financial resources. While itOs never too late to start a retirement savings program, itOs certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer - for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg?
For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]
Investor A - Begins at age 30 for 10 years:
Age                Growth of Investments
30                                $2,000
35                               $15,431
40                               $35,062
45                               $90,943
55                              $146,464
60                              $235,882
65                              $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                Growth of Investments
40                                $2,000
45                               $15,431
50                               $37,062
55                               $71,899
60                              $128,005
65                              $216,364

Assumes   10%   hypothetical  appreciation.  For  illustrative   purposes   only
and not indicative of future performance of any New England Fund.

Investor  A  invested  $20,000,  less  than  half  of  investor  BOs  commitment
- and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? ItOs all thanks to an early start.

New   England   Funds   has   prepared  a  number  of   informative   retirement
planning   guides.   Call   your  financial  representative   or   New   England
Funds today, and ask for the guide that best fits your personal needs.

NEW ENGLAND FUNDS

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                         - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

399 Boylston Street
Boston, Massachusetts
02116

[LOGO]
QUALITY
TESTED SERVICE
1996

DALBAR
HONORS COMMITMENT TO:
INVESTORS

ST56

[LOGO] Printed on Recycled Paper

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.